   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-172366-05

   Central Index Key Number of issuing entity:  0001561726

   WFRBS Commercial Mortgage Trust 2012-C10

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-172366

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541214

   C-III Commercial Mortgage LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542105

   Basis Real Estate Capital II, LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001555501

   Liberty Island Group I LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000729153

   The Royal Bank of Scotland plc

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541615

   RBS Financial Products Inc.

   (Exact name of sponsor as specified in its charter)

   Anthony J. Sfarra (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-3891389

38-3891390

38-3891391

38-7064546

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C10.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2012-C10 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to

September 15, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 14, 2017. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 20, 2017. The Central Index Key number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 14, 2017. The Central Index Key number for Basis is 0001542105.

Liberty Island Group I LLC ("LIG I"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 31, 2017. The Central Index Key number for LIG I is 0001555501.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 16, 2017. The Central Index Key number for RBS plc is 0000729153.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 15, 2017. The Central Index Key number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C10, relating to the September 15, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/   Anthony Sfarra

Anthony Sfarra, President

Date:  October 2, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2012-C10, relating to the September 15, 2017 distribution.